SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS

NOTE 7: SUBSEQUENT EVENTS

In accordance with FASB Accounting Standards Codification Topic 855, “Subsequent Events”, the Company has evaluated subsequent events through November 14, 2012, the date which the unaudited financial statements were available to be issued.  All subsequent events requiring recognition as of September 30, 2012, have been incorporated into these financial statements and there are no subsequent events that require disclosure.